UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR/S

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES


Investment Company Act file number: 811-7852

Exact name of registrant as specified in charter:  USAA MUTUAL FUNDS TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               ADYM W. RYGMYR
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   JULY 31

Date of reporting period:  JANUARY 31, 2013


ITEM 1.  SEMIANNUAL REPORT TO STOCKHOLDERS.
USAA MUTUAL FUNDS TRUST - SEMIANNUAL REPORT FOR PERIOD ENDED JANUARY 31, 2013


[LOGO OF USAA]
    USAA(R)

                                          [GRAPHIC OF USAA SMALL CAP STOCK FUND]

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      SEMIANNUAL REPORT
      USAA SMALL CAP STOCK FUND
      FUND SHARES o INSTITUTIONAL SHARES
      JANUARY 31, 2013

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

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PRESIDENT'S MESSAGE

"AS I WRITE TO YOU, INVESTORS ARE SHOWING          [PHOTO OF DANIEL S. McNAMARA]
A GROWING APPETITE FOR RISK."

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At the beginning of January of this year, the "fiscal cliff" had been averted.
However, the deal reached by Congress was less than perfect and on March 1, sequestration took effect after Congress was unable to come up with a long-term plan to resolve our nation's toughest fiscal challenges. Due to the legally-mandated sequestration, I expect the country's fiscal condition to remain in flux.

As part of the fiscal cliff agreement, lawmakers blocked some large tax increases, but they allowed the payroll tax holiday to expire and raised the tax rate on individuals earning more than $400,000 a year ($450,000 for couples). They also approved a smaller-than-expected increase in the capital gains tax. However, Congress delayed action on the "sequester," until spring, which mandates automatic, across-the-board spending cuts.

In the meantime, U.S. economic growth appears to have slowed. After generating 3.1% real gross domestic product (GDP) growth in the third quarter of 2012, the U.S. economy contracted during the fourth quarter. Looking ahead, I believe U.S. economic growth to remain below 2%, although the housing market, which continues to improve, is a bright spot. Although Congress has allowed the sequester to be implemented, the effect of spending cuts alone should not have a material impact on the growth of U.S. GDP. Nonetheless, along with the January tax increases, this could further weaken economic growth over the next few calendar quarters.

The U.S. Federal Reserve (the Fed) continues to do all it can to boost economic growth and reduce unemployment. During September 2012, it launched a third round of quantitative easing (QE3), making an open-ended commitment to buy mortgage-backed securities. The Fed went even further in December of last year, making a commitment -- also open ended -- to buy long-term U.S. Treasury securities every month starting in January 2013. By the end of the reporting period, the U.S. central bank was pumping money into the U.S. economy. The Fed also has kept short-term interest rates at exceptionally low levels and is unlikely to raise rates in the near future. However, according to minutes from recent meetings, Fed governors are debating the timing of a rate increase relative to certain economic thresholds.

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

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As I write to you, investors are showing a growing appetite for risk. U.S. stock prices, as represented by the S&P 500(R) Index, climbed during the reporting period. But I am troubled that few of these gains can be attributed to earnings and dividends. Approximately two thirds of the price appreciation was the result of multiple expansions. In other words, investors appeared to favor stocks for their own sake, not for the earnings growth of the underlying companies themselves. This suggests that some people are investing in stocks just because their prices are rising, which indicates a certain amount of complacency.
Indeed, at the time of this writing, the "fear index," the VIX (a measure of market volatility), is extremely low.

Meanwhile, fixed-income securities were less in favor. Some observers even predicted the "demise" of bonds as an asset class. Hyperbole aside, I believe that many people forget how large and diverse the fixed-income market is. It comprises many types of bonds, U.S. Treasuries, mortgage-backed securities, investment-grade bonds, high-yield bonds, municipal securities, and more. Many of these fixed-income asset classes perform differently from each other. For example, during the reporting period, investment-grade corporate bonds outperformed U.S. Treasury securities and high-yield bonds outperformed investment-grade corporate bonds. That said, I believe that bonds will not experience the same level of price appreciation they have experienced in recent years. In my opinion, fixed-income securities have returned to their historic role as an income-accumulation vehicle.

Looking ahead, our short-term outlook is cautious. The U.S. economy remains fragile and no one knows how the looming sequester will affect GDP growth. In this environment, we believe our disciplined investment approach -- which seeks to identify attractive opportunities while minimizing potential risks -- is particularly advantageous. On behalf of everyone at USAA Asset Management Company, thank you for allowing us to serve your investment needs. We appreciate your continued confidence.

Sincerely,

/S/ DANIEL S. MCNAMARA

Daniel S. McNamara
President
USAA Asset Management Company

VIX is a trademarked ticker symbol for the Chicago Board Options Exchange Market Volatility Index, a popular measure of the implied volatility of S&P 500 index.

As interest rates rise, bond prices fall. o Past performance is no guarantee of future results. o Rebalancing and diversification do not protect against losses or guarantee that an investor's goal will be met.

The S&P 500 Index is a well-known stock market index that includes common stocks of 500 companies from several industrial sectors representing a significant portion of the market value of all stocks publicly traded in the United States. Most of these stocks are listed on the New York Stock Exchange.

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TABLE OF CONTENTS

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
FUND OBJECTIVE                                                                1

MANAGERS' COMMENTARY                                                          2

INVESTMENT OVERVIEW                                                           6

FINANCIAL INFORMATION

    Portfolio of Investments                                                 12

    Notes to Portfolio of Investments                                        25

    Financial Statements                                                     26

    Notes to Financial Statements                                            29

EXPENSE EXAMPLE                                                              45

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA ASSET MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2013, USAA. All rights reserved.

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

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FUND OBJECTIVE

THE USAA SMALL CAP STOCK FUND'S (THE FUND) INVESTMENT OBJECTIVE IS LONG-TERM GROWTH OF CAPITAL.

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TYPES OF INVESTMENTS

The Fund normally invests at least 80% of its assets in equity securities of companies with small market capitalizations. This 80% policy may be changed upon at least 60 days' written notice to shareholders. Although the Fund will invest primarily in U.S. securities, it may invest up to 20% of its total assets in foreign securities including securities issued in emerging markets.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's set rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. If you wish to make such an election, please call USAA Asset Management Company at
(800) 531-USAA (8722).

If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

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                                                             FUND OBJECTIVE |  1

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MANAGERS' COMMENTARY ON THE FUND

Wellington Management Company, LLP          Granahan Investment Management, Inc.

    TIMOTHY J. McCORMACK, CFA                   GARY C. HATTON, CFA
    SHAUN F. PEDERSEN                           JANE M. WHITE
                                                ROBERT F. GRANAHAN, CFA
Cambiar Investors, LLC                          MICHAEL S. ALLOCCO, CMT
                                                JENNIFER M. PAWLOSKI
    BRIAN M. BARISH, CFA
    ANDREW P. BAUMBUSCH
    JEFFREY H. SUSMAN
    MARIA L. MENDELSBERG, CFA
    ANNA A. ALRICH, CFA
    TIMOTHY A. BERANEK

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o HOW DID THE USAA SMALL CAP STOCK FUND (THE FUND SHARES) PERFORM DURING THE
  REPORTING PERIOD?

  At the end of the reporting period, the Fund Shares had a total return of 15.19%. This compares to returns of 15.51% for the Russell 2000(R) Index, 14.84% for the S&P SmallCap 600(R) Index, and 16.15% for the Lipper Small-Cap Core Funds Index.

  The Fund has three subadvisers: Wellington Management Company LLP (Wellington Management), Cambiar Investors, LLC (Cambiar), and Granahan Investment Management, Inc. (GIMI). Wellington Management and Cambiar manage the value portion of the Fund against the Russell 2000(R) Value Index and GIMI manages the growth portion of the Fund against the Russell 2000(R) Growth Index.

  Refer to page 8 for benchmark definitions.

  PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

  High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.

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2  | USAA SMALL CAP STOCK FUND

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o HOW DID THE WELLINGTON MANAGEMENT PORTION OF THE FUND PERFORM?

  The Wellington Management portion of the portfolio posted strong absolute returns but underperformed the Russell 2000 Value Index for the period. Consistent with our bottom-up process, relative performance was driven by security selection. Strong stock selection within health care, information technology, and energy was offset by less favorable selection within the consumer discretionary, materials, and financials sectors. Allocation among sectors, a residual of our bottom-up stock selection process, contributed to relative return during the period. An overweight to the industrials and materials sectors also added to performance.

  Top individual detractors included Casey's General Stores, Inc., a convenience store operator; Ascena Retail Group, Inc., a clothing and accessory retailer; and Diebold, Inc. a manufacturer and servicer of ATM machines and security systems. Top individual contributors to performance during the period included Belden, Inc., a designer and manufacturer of electronic cables and connectivity products for the specialty electronics and data-networking markets; Carlisle Companies, Inc., a diversified manufacturer; and Albany International Corp. "A", a textile and materials processing company.

o HOW IS THE WELLINGTON MANAGEMENT PORTFOLIO POSITIONED?

  Our investment approach emphasizes individual stock selection, with sector weights a residual of our bottom-up process. However, we also carefully consider diversification across economic sectors to limit risk. Based on our two- to three-year time horizon, we continue to find attractively valued investment opportunities in a volatile environment. At the close of the period, our largest overweights relative to the Index were to the industrials, health care, and materials sectors. The financials, information technology, and energy sectors comprised the largest underweights.

  Diversification is a technique to help reduce risk and does not guarantee a profit or prevent a loss.

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                                           MANAGERS' COMMENTARY ON THE FUND |  3

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o HOW DID THE CAMBIAR PORTION OF THE FUND PERFORM DURING THE REPORTING PERIOD?

  The Cambiar portion of the portfolio outperformed the benchmark for the reporting period. Outperformance was driven by stock selection, while sector allocation represented a slight drag on performance. In addition to broad outperformance at the holdings level, the Cambiar portion also benefited from merger and acquisition (M&A) activity, as four companies held in the portfolio were acquired during the reporting period. Cambiar does not typically consider M&A as part of our investment thesis. However, potential acquirers are often attracted to many of the same underlying fundamentals that we look for: strong balance sheets, market-leading positions, and healthy cash flow generation.

  Our strong six-month return was largely derived from positions in the health care, technology, and consumer discretionary sectors. In many cases, holdings in these market segments benefited from M&A activity and/or healthy earnings results.

  In terms of trading activity, our team remained diligent in trimming winners and reallocating capital to stocks with more attractive risk/reward profiles. As of the end of the reporting period, Cambiar's largest sector underweight was in the financials sector, with the largest overweight in the energy sector. All other sector positions were close to benchmark weightings.

o HOW DID GIMI's PORTION OF THE FUND PERFORM DURING THE REPORTING PERIOD?

  The GIMI's growth-oriented portion of the Fund underperformed the Russell 2000 Growth Index during the reporting period, with stock selection the primary source of underperformance. GIMI utilizes a bottom-up investment approach, and the resulting diversification by

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4  | USAA SMALL CAP STOCK FUND

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  sector and LifeCycle ("Pioneer," "Core Growth," and "Special Situation") is
  designed to mitigate risk. Favorable stock selection in the health care, utilities, and financials sectors was offset by weaker selection in the technology, producer durables, consumer discretionary, and energy sectors. An overweight position in technology partially mitigated weak stock selection in the sector, while an underweight to materials subtracted from performance.

  The largest individual detractors during the period included positions in Mellanox Technologies Ltd., a provider of Ethernet-related products, and ZAGG, Inc., a maker of iPad accessories. Performance in the health care sector was helped by strong-performing biotechnology stocks, including Aegerion Pharmaceuticals, Inc. Lastly, specialty chemical company OM Group, Inc. posted the best relative performance for the period.

o WHAT IS GIMI's OUTLOOK AND POSITIONING?

  The global economic situation seems to be stabilizing, though at a low growth rate. GIMI's portion of the Fund, driven by bottom-up stock selection, holds stocks of companies that should perform well in this environment; i.e., flexible small companies that can pass along material cost increases, and those that create innovative new products to increase productivity. Therefore, technology remains an overweight for GIMI, based on the ubiquitous growth in data, mobility, and the related infrastructure. The portfolio also remains overweight the consumer sector, where GIMI sees attractive valuations in the Core Growth LifeCycle category. The GIMI portion of the portfolio is underweight in health care stocks, where recent sales proceeds have been redeployed to other sectors. We are also currently underweight in energy, materials, producer durables, and financials stocks.

  Thank you for investing in the Fund.

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                                           MANAGERS' COMMENTARY ON THE FUND |  5

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INVESTMENT OVERVIEW

USAA SMALL CAP STOCK FUND SHARES (FUND SHARES) (Ticker Symbol: USCAX)


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                                     1/31/13                      7/31/12
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Net Assets                        $556.3 Million              $751.7 Million
Net Asset Value Per Share             $15.95                      $14.15


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                   AVERAGE ANNUAL TOTAL RETURNS AS OF 1/31/13
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   8/1/12-1/31/13*             1 Year             5 Years            10 Years

       15.19%                  14.06%              5.86%               9.11%


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                   AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/12
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   1 Year                           5 Years                          10 Years

   14.85%                            3.24%                             8.16%


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                          EXPENSE RATIO AS OF 7/31/12**
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                                      1.29%


               (includes acquired fund fees and expenses of 0.01%)

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

*Total returns for periods of less than one year are not annualized. This six-month return is cumulative.

**The expense ratio represents the total annual operating expenses, before reductions of any expenses paid indirectly and including any acquired fund fees and expenses, as reported in the Fund's prospectus dated December 1, 2012, and is calculated as a percentage of average net assets. The expense ratio may differ from the expense ratio disclosed in the Financial Highlights, which excludes acquired fund fees and expenses.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on distributions or the redemption of shares.

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6  | USAA SMALL CAP STOCK FUND

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                      o CUMULATIVE PERFORMANCE COMPARISON o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

               S&P SMALLCAP                            LIPPER SMALL-CAP       USAA SMALL CAP
                600 INDEX       RUSSELL 2000 INDEX     CORE FUNDS INDEX      STOCK FUND SHARES
 1/31/2003      $10,000.00          $10,000.00            $10,000.00            $10,000.00
 2/28/2003        9,680.02            9,697.85              9,687.75              9,742.73
 3/31/2003        9,756.07            9,822.72              9,769.55             10,000.00
 4/30/2003       10,547.84           10,754.09             10,583.04             10,615.21
 5/31/2003       11,398.37           11,908.14             11,512.75             11,062.64
 6/30/2003       11,694.54           12,123.64             11,777.80             11,342.28
 7/31/2003       12,302.61           12,882.21             12,381.79             11,610.74
 8/31/2003       12,901.32           13,472.85             12,918.40             12,013.42
 9/30/2003       12,522.38           13,224.16             12,637.84             11,834.45
10/31/2003       13,607.84           14,334.68             13,630.94             12,639.82
11/30/2003       14,122.76           14,843.39             14,121.98             13,031.32
12/31/2003       14,372.92           15,144.54             14,514.69             13,120.81
 1/31/2004       14,786.19           15,802.50             14,974.54             13,434.00
 2/29/2004       15,070.72           15,944.16             15,235.11             13,590.60
 3/31/2004       15,267.13           16,092.75             15,400.31             13,769.57
 4/30/2004       14,760.97           15,272.28             14,871.02             13,277.40
 5/31/2004       14,986.83           15,515.35             15,000.45             13,366.89
 6/30/2004       15,817.16           16,168.76             15,640.81             13,937.36
 7/31/2004       14,950.46           15,080.06             14,816.67             13,221.48
 8/31/2004       14,818.52           15,002.56             14,687.05             13,109.62
 9/30/2004       15,599.91           15,706.86             15,417.41             13,780.76
10/31/2004       15,890.87           16,016.04             15,669.88             14,049.22
11/30/2004       17,248.83           17,405.24             16,907.35             15,111.86
12/31/2004       17,628.30           17,920.43             17,180.62             15,583.02
 1/31/2005       17,229.21           17,172.73             16,682.50             15,181.10
 2/28/2005       17,723.10           17,463.61             17,072.27             15,605.98
 3/31/2005       17,264.27           16,963.69             16,642.39             15,284.45
 4/30/2005       16,300.00           15,992.19             15,743.74             14,538.02
 5/31/2005       17,379.56           17,038.90             16,587.47             15,422.25
 6/30/2005       17,944.63           17,696.10             17,152.79             16,191.64
 7/31/2005       19,024.92           18,817.25             18,172.18             16,995.48
 8/31/2005       18,744.43           18,468.37             18,004.26             16,639.49
 9/30/2005       18,909.44           18,526.30             18,176.02             16,834.71
10/31/2005       18,317.54           17,951.06             17,618.03             16,157.19
11/30/2005       19,158.72           18,822.51             18,423.11             16,823.23
12/31/2005       18,982.32           18,736.49             18,479.02             16,823.32
 1/31/2006       20,571.45           20,416.63             19,887.02             17,727.00
 2/28/2006       20,417.36           20,360.43             19,755.56             17,689.87
 3/31/2006       21,419.16           21,348.25             20,625.73             18,383.10
 4/30/2006       21,417.21           21,344.78             20,780.72             18,531.65
 5/31/2006       20,439.17           20,146.05             19,777.62             17,590.83
 6/30/2006       20,443.01           20,275.58             19,643.23             17,727.00
 7/31/2006       19,740.64           19,615.84             18,976.13             17,318.49
 8/31/2006       20,080.58           20,196.61             19,351.54             17,603.21
 9/30/2006       20,263.11           20,364.76             19,441.93             17,875.56
10/31/2006       21,266.43           21,537.31             20,382.52             18,742.10
11/30/2006       21,855.50           22,103.85             20,976.81             19,422.95
12/31/2006       21,852.24           22,177.87             21,010.72             19,400.81
 1/31/2007       22,302.12           22,549.00             21,386.13             19,860.85
 2/28/2007       22,181.08           22,370.07             21,434.21             19,900.29
 3/31/2007       22,552.97           22,609.55             21,670.39             20,320.90
 4/30/2007       23,055.70           23,015.68             22,288.83             20,886.10
 5/31/2007       24,117.05           23,959.47             23,250.88             21,793.05
 6/30/2007       23,722.09           23,607.81             23,015.64             21,451.30
 7/31/2007       22,524.98           21,993.16             21,809.51             20,097.45
 8/31/2007       22,947.17           22,491.66             21,894.08             20,386.62
 9/30/2007       23,289.18           22,877.72             22,361.37             20,583.78
10/31/2007       23,722.43           23,534.10             22,902.11             21,004.40
11/30/2007       21,961.81           21,844.21             21,367.75             19,466.53
12/31/2007       21,787.45           21,830.58             21,414.72             19,247.17
 1/31/2008       20,721.92           20,341.86             19,997.87             17,989.37
 2/29/2008       20,083.77           19,587.85             19,614.97             17,301.97
 3/31/2008       20,161.52           19,669.90             19,446.79             17,053.34
 4/30/2008       20,970.68           20,493.49             20,387.02             17,930.87
 5/31/2008       21,896.99           21,434.89             21,394.38             18,764.52
 6/30/2008       20,242.72           19,784.67             19,908.06             17,492.10
 7/31/2008       20,660.58           20,516.83             19,961.05             17,652.99
 8/31/2008       21,523.57           21,258.38             20,421.10             18,047.87
 9/30/2008       20,069.65           19,564.51             18,513.48             16,482.94
10/31/2008       16,026.18           15,494.52             14,566.28             13,221.46
11/30/2008       14,153.78           13,661.72             13,047.74             11,568.77
12/31/2008       15,017.29           14,454.66             13,793.79             12,300.19
 1/31/2009       13,110.03           12,846.99             12,549.69             10,967.67
 2/28/2009       11,540.19           11,285.78             11,207.12              9,840.15
 3/31/2009       12,488.15           12,293.23             12,214.61             10,777.31
 4/30/2009       14,668.17           14,193.55             14,143.66             12,197.68
 5/31/2009       14,904.56           14,621.47             14,803.52             12,519.83
 6/30/2009       15,118.43           14,836.23             14,929.42             12,666.26
 7/31/2009       16,679.47           16,265.12             16,247.64             13,896.28
 8/31/2009       17,061.13           16,731.51             16,746.17             14,291.64
 9/30/2009       17,939.34           17,696.53             17,755.49             15,067.73
10/31/2009       16,917.47           16,495.03             16,778.70             14,350.22
11/30/2009       17,358.87           17,012.81             17,360.02             14,745.58
12/31/2009       18,857.18           18,382.24             18,552.30             15,755.95
 1/31/2010       18,219.08           17,705.56             17,892.13             15,492.38
 2/28/2010       19,001.90           18,503.12             18,698.43             16,019.53
 3/31/2010       20,480.51           20,009.07             19,968.63             17,234.90
 4/30/2010       21,678.27           21,141.47             20,967.91             18,025.63
 5/31/2010       20,113.21           19,537.82             19,436.43             16,898.11
 6/30/2010       18,691.73           18,023.75             18,164.43             15,755.95
 7/31/2010       19,877.16           19,262.33             19,324.20             16,707.75
 8/31/2010       18,393.37           17,836.19             18,179.04             15,536.31
 9/30/2010       20,490.22           20,058.52             20,210.22             17,322.76
10/31/2010       21,362.10           20,879.34             20,939.58             18,054.92
11/30/2010       22,123.52           21,603.30             21,649.85             18,743.14
12/31/2010       23,818.10           23,318.77             23,321.51             20,091.52
 1/31/2011       23,854.23           23,258.69             23,341.01             20,018.19
 2/28/2011       24,905.55           24,534.23             24,498.15             20,883.45
 3/31/2011       25,654.95           25,170.05             25,104.80             21,440.73
 4/30/2011       26,321.73           25,834.70             25,718.48             22,188.66
 5/31/2011       26,084.59           25,350.33             25,238.92             21,807.36
 6/30/2011       25,612.88           24,765.85             24,762.01             21,440.73
 7/31/2011       24,791.08           23,870.69             24,014.78             20,780.79
 8/31/2011       22,888.94           21,793.88             22,165.79             19,020.95
 9/30/2011       20,533.90           19,350.74             19,697.17             16,850.48
10/31/2011       23,613.13           22,279.63             22,583.21             19,504.90
11/30/2011       23,762.26           22,198.42             22,497.90             19,504.90
12/31/2011       24,060.05           22,345.06             22,433.63             19,659.65
 1/31/2012       25,642.73           23,923.76             23,933.48             20,965.40
 2/29/2012       26,185.15           24,496.31             24,660.22             21,390.87
 3/31/2012       26,944.26           25,123.96             25,107.46             21,875.03
 4/30/2012       26,604.26           24,735.88             24,842.40             21,493.57
 5/31/2012       24,936.05           23,098.62             23,124.46             20,011.77
 6/30/2012       25,979.28           24,251.24             23,834.32             20,921.39
 7/31/2012       25,780.21           23,916.11             23,734.06             20,760.01
 8/31/2012       26,756.97           24,713.64             24,516.90             21,273.50
 9/30/2012       27,381.04           25,525.19             25,224.26             21,889.70
10/31/2012       26,825.15           24,971.43             24,941.05             21,434.89
11/30/2012       27,092.92           25,104.11             25,229.54             21,742.99
12/31/2012       27,987.93           25,998.45             26,008.92             22,578.61
 1/31/2013       29,605.23           27,625.76             27,568.15             23,912.94

                                   [END CHART]

                    Data from 1/31/03 to 1/31/13.

                    See next page for benchmark definitions.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of shares. Indexes are unmanaged and you cannot invest directly in an index.

================================================================================

                                                        INVESTMENT OVERVIEW |  7

================================================================================

The graph on page 7 illustrates the comparison of a $10,000 hypothetical investment in the USAA Small Cap Stock Fund Shares to the following benchmarks:

o The unmanaged S&P SmallCap 600 Index is a market-value-weighted index consisting of 600 domestic stocks chosen for market size, liquidity, and industry group representation.

o The unmanaged Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 10% of the total market capitalization of the Russell 3000 Index.

o The unmanaged Lipper Small-Cap Core Funds Index tracks the total return performance of the 30 largest funds in the Lipper Small-Cap Core Funds category.

================================================================================

8  | USAA SMALL CAP STOCK FUND

================================================================================

USAA SMALL CAP STOCK FUND INSTITUTIONAL SHARES (INSTITUTIONAL SHARES) (Ticker Symbol: UISCX)


--------------------------------------------------------------------------------
                                      1/31/13                     7/31/12
--------------------------------------------------------------------------------

Net Assets                        $532.5 Million              $190.8 Million
Net Asset Value Per Share             $15.99                      $14.24


--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 1/31/13
--------------------------------------------------------------------------------
   8/1/12-1/31/13*               1 Year               Since Inception 8/01/08

        15.36%                   14.63%                        7.34%


--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/12
--------------------------------------------------------------------------------
   1 Year                                             Since Inception 8/01/08

   15.50%                                                      6.10%


--------------------------------------------------------------------------------
                          EXPENSE RATIO AS OF 7/31/12**
--------------------------------------------------------------------------------

                                      1.00%


               (includes acquired fund fees and expenses of 0.01%)

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

*Total returns for periods of less than one year are not annualized. This six-month return is cumulative.

**The expense ratio represents the total annual operating expenses, before reductions of any expenses paid indirectly and including any acquired fund fees and expenses, as reported in the Fund's prospectus dated December 1, 2012, and is calculated as a percentage of average net assets. The expense ratio may differ from the expense ratio disclosed in the Financial Highlights, which excludes acquired fund fees and expenses.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on distributions or the redemption of shares.

The Institutional Shares are available for investment through a USAA discretionary managed account program, and certain advisory programs sponsored by financial intermediaries, such as brokerage firms, investment advisors, financial planners, third-party administrators, and insurance companies. Institutional Shares also are available to institutional investors, which include retirement plans, endowments, foundations, and bank trusts, as well as other persons or legal entities that the Fund may approve from time to time, or for purchase by a USAA Fund participating in a fund-of-funds investment strategy (USAA fund-of-funds) and not to the general public.

================================================================================

                                                        INVESTMENT OVERVIEW |  9

================================================================================

                      o CUMULATIVE PERFORMANCE COMPARISON o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                                                        USAA SMALL CAP
               S&P SMALLCAP     LIPPER SMALL-CAP          STOCK FUND
                600 INDEX       CORE FUNDS INDEX     INSTITUTIONAL SHARES     RUSSELL 2000 INDEX
 7/31/2008      $10,000.00         $10,000.00             $10,000.00              $10,000.00
 8/31/2008       10,417.70          10,230.47              10,198.35               10,361.44
 9/30/2008        9,713.98           9,274.80               9,314.05                9,535.84
10/31/2008        7,756.89           7,297.35               7,471.07                7,552.10
11/30/2008        6,850.62           6,536.60               6,537.19                6,658.79
12/31/2008        7,268.57           6,910.35               6,952.86                7,045.27
 1/31/2009        6,345.43           6,287.09               6,197.84                6,261.69
 2/28/2009        5,585.61           5,614.49               5,558.97                5,500.74
 3/31/2009        6,044.43           6,119.22               6,098.28                5,991.78
 4/30/2009        7,099.59           7,085.63               6,903.08                6,918.00
 5/31/2009        7,214.01           7,416.20               7,093.91                7,125.92
 6/30/2009        7,317.52           7,479.27               7,168.59                7,231.25
 7/31/2009        8,073.09           8,139.67               7,882.13                7,927.69
 8/31/2009        8,257.82           8,389.42               8,106.14                8,155.02
 9/30/2009        8,682.88           8,895.07               8,545.88                8,625.37
10/31/2009        8,188.28           8,405.72               8,139.33                8,039.75
11/30/2009        8,401.93           8,696.95               8,371.65                8,292.13
12/31/2009        9,127.13           9,294.25               8,944.14                8,959.59
 1/31/2010        8,818.28           8,963.52               8,794.79                8,629.78
 2/28/2010        9,197.18           9,367.46               9,101.78                9,018.51
 3/31/2010        9,912.84          10,003.80               9,790.43                9,752.52
 4/30/2010       10,492.57          10,504.41              10,246.76               10,304.45
 5/31/2010        9,735.06           9,737.17               9,607.90                9,522.83
 6/30/2010        9,047.05           9,099.93               8,969.03                8,784.87
 7/31/2010        9,620.82           9,680.95               9,508.33                9,388.55
 8/31/2010        8,902.64           9,107.26               8,852.87                8,693.45
 9/30/2010        9,917.55          10,124.83               9,865.10                9,776.62
10/31/2010       10,339.55          10,490.22              10,288.25               10,176.69
11/30/2010       10,708.09          10,846.05              10,678.21               10,529.55
12/31/2010       11,528.28          11,683.51              11,458.87               11,365.68
 1/31/2011       11,545.77          11,693.27              11,417.17               11,336.40
 2/28/2011       12,054.63          12,272.98              11,917.56               11,958.10
 3/31/2011       12,417.35          12,576.89              12,234.47               12,268.01
 4/30/2011       12,740.08          12,884.33              12,659.80               12,591.96
 5/31/2011       12,625.30          12,644.08              12,451.30               12,355.87
 6/30/2011       12,396.98          12,405.16              12,242.81               12,071.00
 7/31/2011       11,999.22          12,030.82              11,867.52               11,634.69
 8/31/2011       11,078.56          11,104.52              10,866.74               10,622.44
 9/30/2011        9,938.69           9,867.80               9,632.45                9,431.65
10/31/2011       11,429.08          11,313.64              11,158.63               10,859.20
11/30/2011       11,501.26          11,270.90              11,158.63               10,819.62
12/31/2011       11,645.40          11,238.70              11,245.92               10,891.09
 1/31/2012       12,411.43          11,990.09              11,999.56               11,660.56
 2/29/2012       12,673.97          12,354.17              12,242.39               11,939.62
 3/31/2012       13,041.39          12,578.22              12,527.10               12,245.54
 4/30/2012       12,876.83          12,445.43              12,309.38               12,056.39
 5/31/2012       12,069.39          11,584.79              11,463.64               11,258.38
 6/30/2012       12,574.33          11,940.41              12,024.68               11,820.17
 7/31/2012       12,477.98          11,890.18              11,924.20               11,656.83
 8/31/2012       12,950.74          12,282.37              12,225.65               12,045.55
 9/30/2012       13,252.80          12,636.74              12,585.72               12,441.10
10/31/2012       12,983.74          12,494.86              12,326.13               12,171.20
11/30/2012       13,113.34          12,639.38              12,510.36               12,235.86
12/31/2012       13,546.54          13,029.83              12,989.55               12,671.77
 1/31/2013       14,329.34          13,810.97              13,755.17               13,464.93

                                   [END CHART]

                      Data from 7/31/08 to 1/31/13.*

                      See page 8 for benchmark definitions.

The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Small Cap Stock Fund Institutional Shares to the benchmarks.

*The performance of the S&P SmallCap 600 Index, the Lipper Small-Cap Core Funds Index, and Russell 2000 Index is calculated from the end of the month, July 31, 2008, while the Institutional Shares' inception date is August 1, 2008. There may be a slight variation of performance numbers because of this difference.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of shares. Indexes are unmanaged and you cannot invest directly in an index.

================================================================================

10  | USAA SMALL CAP STOCK FUND

================================================================================

                               o TOP 10 HOLDINGS o
                                  AS OF 1/31/13
                                (% of Net Assets)

Kirby Corp. ..............................................................  1.6%
GATX Corp. ...............................................................  1.5%
Carlisle Companies, Inc. .................................................  1.5%
Belden, Inc. .............................................................  1.4%
Mueller Industries, Inc. .................................................  1.1%
Charles River Laboratories International, Inc. ...........................  1.0%
PTC, Inc. ................................................................  0.9%
United Stationers, Inc. ..................................................  0.9%
ICON plc ADR .............................................................  0.9%
Finisar Corp. ............................................................  0.9%

                        o ASSET ALLOCATION -- 1/31/2013 o

                         [PIE CHART OF ASSET ALLOCATION]

INDUSTRIALS                                                                19.7%
INFORMATION TECHNOLOGY                                                     15.4%
CONSUMER DISCRETIONARY                                                     15.2%
FINANCIALS                                                                 14.3%
HEALTH CARE                                                                13.2%
MATERIALS                                                                   6.5%
ENERGY                                                                      6.0%
MONEY MARKET INSTRUMENTS                                                    4.3%
CONSUMER STAPLES                                                            3.3%
UTILITIES                                                                   1.8%
TELECOMMUNICATION SERVICES                                                  0.1%

                                   [END CHART]

Percentages are of the net assets of the Fund and may not equal 100%.

You will find a complete list of securities that the Fund owns on pages 12-24.

================================================================================

                                                       INVESTMENT OVERVIEW |  11

================================================================================

PORTFOLIO OF INVESTMENTS

January 31, 2013 (unaudited)

----------------------------------------------------------------------------------------------
                                                                                        MARKET
NUMBER                                                                                   VALUE
OF SHARES    SECURITY                                                                    (000)
----------------------------------------------------------------------------------------------
             COMMON STOCKS (95.5%)

             CONSUMER DISCRETIONARY (15.2%)
             ------------------------------
             ADVERTISING (0.7%)
   154,300   Arbitron, Inc.                                                         $    7,237
                                                                                    ----------
             APPAREL RETAIL (3.1%)
    14,400   Abercrombie & Fitch Co. "A"                                                   720
   451,000   Aeropostale, Inc.*                                                          6,102
   440,200   Ascena Retail Group, Inc.*                                                  7,461
   333,554   Cato Corp. "A"                                                              9,196
   107,100   Chico's FAS, Inc.                                                           1,920
    17,400   DSW, Inc. "A"                                                               1,165
    38,900   Francescas Holdings Corp.*                                                  1,105
     7,600   Genesco, Inc.*                                                                474
     6,200   Guess?, Inc.                                                                  168
   255,250   Stage Stores, Inc.                                                          5,832
                                                                                    ----------
                                                                                        34,143
                                                                                    ----------
             APPAREL, ACCESSORIES & LUXURY GOODS (1.2%)
    23,800   Carter's, Inc.*                                                             1,433
   232,100   Hanesbrands, Inc.*                                                          8,699
    10,200   Lululemon Athletica, Inc.*                                                    704
     9,400   Oxford Industries, Inc.                                                       464
    58,700   Vera Bradley, Inc.*                                                         1,485
                                                                                    ----------
                                                                                        12,785
                                                                                    ----------
             AUTO PARTS & EQUIPMENT (0.2%)
   312,773   Modine Manufacturing Co.*                                                   2,652
                                                                                    ----------
             AUTOMOTIVE RETAIL (0.3%)
    77,800   Monro Muffler Brake, Inc.                                                   2,818
                                                                                    ----------
             BROADCASTING (0.2%)
   144,300   Pandora Media, Inc.*                                                        1,662
                                                                                    ----------
             CASINOS & GAMING (0.0%)
    16,900   WMS Industries, Inc.*                                                         418
                                                                                    ----------
             COMPUTER & ELECTRONICS RETAIL (0.7%)
   225,000   Rent-A-Center, Inc.                                                         8,028
                                                                                    ----------

================================================================================

12  | USAA SMALL CAP STOCK FUND

================================================================================

----------------------------------------------------------------------------------------------
                                                                                        MARKET
NUMBER                                                                                   VALUE
OF SHARES    SECURITY                                                                    (000)
----------------------------------------------------------------------------------------------
             CONSUMER ELECTRONICS (0.8%)
   181,000   Harman International Industries, Inc.                                  $    8,105
    92,423   ZAGG, Inc.*                                                                   640
                                                                                    ----------
                                                                                         8,745
                                                                                    ----------
             DEPARTMENT STORES (0.7%)
   708,000   Saks, Inc.*                                                                 7,654
                                                                                    ----------
             EDUCATION SERVICES (0.3%)
    40,650   American Public Education, Inc.*                                            1,566
     9,600   Bright Horizons Family Solutions, Inc.*                                       269
    49,000   Grand Canyon Education, Inc.*                                               1,169
                                                                                    ----------
                                                                                         3,004
                                                                                    ----------
             FOOTWEAR (0.5%)
   149,300   Crocs, Inc.*                                                                2,219
    62,700   Steven Madden Ltd.*                                                         2,889
                                                                                    ----------
                                                                                         5,108
                                                                                    ----------
             GENERAL MERCHANDISE STORES (0.6%)
    11,612   Big Lots, Inc.*                                                               373
   419,800   Fred's, Inc. "A"                                                            5,550
                                                                                    ----------
                                                                                         5,923
                                                                                    ----------
             HOMEBUILDING (0.1%)
    10,500   KB Home                                                                       200
     4,900   Meritage Homes Corp.*                                                         217
    13,800   Pulte Group, Inc.*                                                            286
     4,600   Ryland Group, Inc.                                                            183
                                                                                    ----------
                                                                                           886
                                                                                    ----------
             HOMEFURNISHING RETAIL (0.2%)
    79,900   Aaron's, Inc.                                                               2,369
                                                                                    ----------
             HOTELS, RESORTS & CRUISE LINES (0.2%)
    62,800   Choice Hotels International, Inc.                                           2,263
                                                                                    ----------
             HOUSEHOLD APPLIANCES (0.8%)
   238,000   Helen of Troy Ltd.*                                                         8,616
    23,400   iRobot Corp.*                                                                 535
                                                                                    ----------
                                                                                         9,151
                                                                                    ----------
             LEISURE PRODUCTS (0.3%)
   134,100   Black Diamond, Inc.*                                                        1,026
    71,100   Brunswick Corp.                                                             2,571
                                                                                    ----------
                                                                                         3,597
                                                                                    ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  13

================================================================================

----------------------------------------------------------------------------------------------
                                                                                        MARKET
NUMBER                                                                                   VALUE
OF SHARES    SECURITY                                                                    (000)
----------------------------------------------------------------------------------------------
             MOVIES & ENTERTAINMENT (0.2%)
    53,600   Cinemark Holdings, Inc.                                                $    1,509
    21,800   IMAX Corp.*                                                                   515
                                                                                    ----------
                                                                                         2,024
                                                                                    ----------
             RESTAURANTS (1.6%)
    26,600   BJ's Restaurants, Inc.*                                                       851
    20,900   Buffalo Wild Wings, Inc.*                                                   1,537
   202,100   CEC Entertainment, Inc.                                                     6,661
 1,572,000   Wendy's Co.                                                                 8,080
                                                                                    ----------
                                                                                        17,129
                                                                                    ----------
             SPECIALIZED CONSUMER SERVICES (1.8%)
    44,900   Coinstar, Inc.*                                                             2,284
   210,521   Matthews International Corp. "A"                                            6,897
   238,200   Sotheby's Holdings, Inc.                                                    8,556
    43,300   Steiner Leisure Ltd.*                                                       1,951
                                                                                    ----------
                                                                                        19,688
                                                                                    ----------
             SPECIALTY STORES (0.7%)
    44,500   Cabela's, Inc.*                                                             2,297
    38,100   Hibbett Sports, Inc.*                                                       2,006
   100,939   MarineMax, Inc.*                                                            1,179
    22,700   Tiffany & Co.                                                               1,493
     7,400   Ulta Salon, Cosmetics & Fragrance, Inc.                                       724
                                                                                    ----------
                                                                                         7,699
                                                                                    ----------
             Total Consumer Discretionary                                              164,983
                                                                                    ----------
             CONSUMER STAPLES (3.3%)
             -----------------------
             AGRICULTURAL PRODUCTS (0.5%)
   216,000   Fresh Del Monte Produce, Inc.                                               5,692
                                                                                    ----------
             BREWERS (0.1%)
     5,000   Boston Beer Co., Inc. "A"*                                                    702
                                                                                    ----------
             FOOD DISTRIBUTORS (0.7%)
   458,000   Darling International, Inc.*                                                7,726
                                                                                    ----------
             FOOD RETAIL (0.7%)
   137,508   Casey's General Stores, Inc.                                                7,526
    10,500   Susser Holdings Corp.*                                                        439
                                                                                    ----------
                                                                                         7,965
                                                                                    ----------
             HYPERMARKETS & SUPER CENTERS (0.1%)
    12,000   PriceSmart, Inc.                                                              924
                                                                                    ----------

================================================================================

14  | USAA SMALL CAP STOCK FUND

================================================================================

----------------------------------------------------------------------------------------------
                                                                                        MARKET
NUMBER                                                                                   VALUE
OF SHARES    SECURITY                                                                    (000)
----------------------------------------------------------------------------------------------
             PACKAGED FOODS & MEAT (1.1%)
    40,764   Calavo Growers, Inc.                                                   $    1,016
    91,900   Post Holdings, Inc.*                                                        3,491
   146,000   TreeHouse Foods, Inc.*                                                      7,728
                                                                                    ----------
                                                                                        12,235
                                                                                    ----------
             SOFT DRINKS (0.1%)
    10,000   Monster Beverage Corp.*                                                       479
                                                                                    ----------
             Total Consumer Staples                                                     35,723
                                                                                    ----------
             ENERGY (6.0%)
             -------------
             COAL & CONSUMABLE FUELS (0.1%)
    11,850   CONSOL Energy, Inc.                                                           372
   115,000   James River Coal Co.*                                                         346
                                                                                    ----------
                                                                                           718
                                                                                    ----------
             OIL & GAS DRILLING (1.6%)
   171,000   Atwood Oceanics, Inc.*                                                      9,023
   651,000   McDermott International, Inc.*                                              7,923
                                                                                    ----------
                                                                                        16,946
                                                                                    ----------
             OIL & GAS EQUIPMENT & SERVICES (2.7%)
    13,900   Basic Energy Services, Inc.*                                                  180
    70,100   Bristow Group, Inc.                                                         3,994
   342,000   C&J Energy Services, Inc.*                                                  7,835
   167,700   Key Energy Services, Inc.*                                                  1,363
   128,000   Lufkin Industries, Inc.                                                     7,413
    19,100   Oceaneering International, Inc.                                             1,207
    78,459   Seacor Holdings, Inc.                                                       7,137
    29,500   Superior Energy Services, Inc.*                                               737
                                                                                    ----------
                                                                                        29,866
                                                                                    ----------
             OIL & GAS EXPLORATION & PRODUCTION (0.9%)
     7,600   Energy XXI Ltd.                                                               238
   243,887   Halcon Resources Corp.*                                                     1,863
    14,000   Kodiak Oil & Gas Corp.*                                                       129
     4,100   Oasis Petroleum, Inc.*                                                        147
   168,188   Penn Virginia Corp.                                                           722
   316,000   Stone Energy Corp.*                                                         7,110
                                                                                    ----------
                                                                                        10,209
                                                                                    ----------
             OIL & GAS REFINING & MARKETING (0.1%)
    57,300   Clean Energy Fuels Corp.*                                                     734
                                                                                    ----------
             OIL & GAS STORAGE & TRANSPORTATION (0.6%)
   756,200   Scorpio Tankers, Inc.*                                                      6,375
                                                                                    ----------
             Total Energy                                                               64,848
                                                                                    ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  15

================================================================================

----------------------------------------------------------------------------------------------
                                                                                        MARKET
NUMBER                                                                                   VALUE
OF SHARES    SECURITY                                                                    (000)
----------------------------------------------------------------------------------------------
             FINANCIALS (14.3%)
             ------------------
             ASSET MANAGEMENT & CUSTODY BANKS (0.3%)
    51,100   Ares Capital Corp.                                                     $      915
   234,086   Harris & Harris Group, Inc.*                                                  887
   126,528   Safeguard Scientifics, Inc.*                                                1,954
                                                                                    ----------
                                                                                         3,756
                                                                                    ----------
             CONSUMER FINANCE (1.5%)
   514,000   AerCap Holdings N.V.*                                                       7,510
   337,000   Air Lease Corp.*                                                            8,044
    21,300   Cash America International, Inc.                                            1,020
                                                                                    ----------
                                                                                        16,574
                                                                                    ----------
             LIFE & HEALTH INSURANCE (1.3%)
   438,000   American Equity Investment Life Insurance Co.                               5,904
   234,400   Primerica, Inc.                                                             7,707
                                                                                    ----------
                                                                                        13,611
                                                                                    ----------
             PROPERTY & CASUALTY INSURANCE (2.2%)
   160,100   Amerisafe, Inc.*                                                            4,586
   228,000   Aspen Insurance Holdings Ltd.                                               7,777
   252,134   Assured Guaranty Ltd.                                                       4,571
   179,000   Hanover Insurance Group, Inc.                                               7,439
                                                                                    ----------
                                                                                        24,373
                                                                                    ----------
             REAL ESTATE SERVICES (0.1%)
    45,986   FirstService Corp.*                                                         1,352
                                                                                    ----------
             REGIONAL BANKS (5.7%)
   406,000   Cathay General Bancorp                                                      7,881
   624,406   First Busey Corp.                                                           2,835
   521,656   First Midwest Bancorp, Inc.                                                 6,609
   500,160   First Niagara Financial Group, Inc.                                         3,921
   118,700   Hancock Holding Co.                                                         3,587
   377,580   International Bancshares Corp.                                              7,382
   191,700   MB Financial, Inc.                                                          4,288
   605,000   TCF Financial Corp.                                                         8,264
   602,000   Umpqua Holdings Corp.                                                       7,609
   327,300   Webster Financial Corp.                                                     7,283
    52,200   Westamerica Bancorp                                                         2,319
    10,900   Zions Bancorp                                                                 254
                                                                                    ----------
                                                                                        62,232
                                                                                    ----------
             REINSURANCE (0.5%)
   101,100   Platinum Underwriters Holdings Ltd.                                         4,927
                                                                                    ----------
             REITs - INDUSTRIAL (0.3%)
   163,617   STAG Industrial, Inc.                                                       3,226
                                                                                    ----------

================================================================================

16  | USAA SMALL CAP STOCK FUND

================================================================================

----------------------------------------------------------------------------------------------
                                                                                        MARKET
NUMBER                                                                                   VALUE
OF SHARES    SECURITY                                                                    (000)
----------------------------------------------------------------------------------------------
             REITs - OFFICE (0.3%)
   122,000   Mack-Cali Realty Corp.                                                 $    3,315
                                                                                    ----------
             REITs - RESIDENTIAL (0.4%)
   359,016   Campus Crest Communities, Inc.                                              4,337
                                                                                    ----------
             REITs - SPECIALIZED (0.7%)
   422,094   DiamondRock Hospitality Co.                                                 3,849
    77,650   MHI Hospitality Corp.                                                         258
   376,500   Summit Hotel Properties, Inc.                                               3,460
                                                                                    ----------
                                                                                         7,567
                                                                                    ----------
             THRIFTS & MORTGAGE FINANCE (1.0%)
   224,129   Flushing Financial Corp.                                                    3,550
   582,600   Northwest Bancshares, Inc.                                                  7,108
                                                                                    ----------
                                                                                        10,658
                                                                                    ----------
             Total Financials                                                          155,928
                                                                                    ----------
             HEALTH CARE (13.2%)
             -------------------
             BIOTECHNOLOGY (1.8%)
    52,600   Aegerion Pharmaceuticals, Inc.*                                             1,489
   136,800   Alkermes plc*                                                               3,153
   183,400   AVEO Pharmaceuticals, Inc.*                                                 1,451
    58,000   BioMarin Pharmaceutical, Inc.*                                              3,184
    26,000   Cubist Pharmaceuticals, Inc.*                                               1,119
    41,400   Gentium Spa ADR*                                                              496
   221,352   Harvard Bioscience, Inc.*                                                   1,100
   105,800   Immunogen, Inc.*                                                            1,515
    51,400   Isis Pharmaceuticals, Inc.*                                                   747
   339,500   Nanosphere, Inc.*                                                             954
    32,500   Onyx Pharmaceuticals, Inc.*                                                 2,519
    59,200   Seattle Genetics, Inc.*                                                     1,744
                                                                                    ----------
                                                                                        19,471
                                                                                    ----------
             HEALTH CARE DISTRIBUTORS (0.0%)
     4,400   MWI Veterinary Supply, Inc.*                                                  494
                                                                                    ----------
             HEALTH CARE EQUIPMENT (1.5%)
   106,562   Cutera, Inc.*                                                               1,172
   142,000   Integra LifeSciences Holdings Corp.*                                        5,985
    46,300   Invacare Corp.                                                                728
    52,701   LeMaitre Vascular, Inc.                                                       335
    80,540   Palomar Medical Technologies, Inc.*                                           787
   239,700   Solta Medical, Inc.*                                                          614
   138,500   Steris Corp.                                                                5,225
   164,739   Syneron Medical Ltd.*                                                       1,684
                                                                                    ----------
                                                                                        16,530
                                                                                    ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  17

================================================================================

----------------------------------------------------------------------------------------------
                                                                                        MARKET
NUMBER                                                                                   VALUE
OF SHARES    SECURITY                                                                    (000)
----------------------------------------------------------------------------------------------
             HEALTH CARE FACILITIES (1.5%)
   252,900   AmSurg Corp.*                                                          $    7,893
   188,000   LifePoint Hospitals, Inc.*                                                  8,217
                                                                                    ----------
                                                                                        16,110
                                                                                    ----------
             HEALTH CARE SERVICES (0.4%)
    85,174   CorVel Corp.*                                                               3,901
                                                                                    ----------
             HEALTH CARE SUPPLIES (1.4%)
    47,600   Align Technology, Inc.*                                                     1,493
    63,580   Cynosure, Inc. "A"*                                                         1,698
    25,900   Haemonetics Corp.*                                                          1,086
   120,200   ICU Medical, Inc.*                                                          7,266
    75,588   Vascular Solutions, Inc.*                                                   1,263
    47,000   West Pharmaceutical Services, Inc.                                          2,783
                                                                                    ----------
                                                                                        15,589
                                                                                    ----------
             HEALTH CARE TECHNOLOGY (0.7%)
   155,400   Allscripts - Misys Healthcare Solutions, Inc.*                              1,722
   301,000   Quality Systems, Inc.                                                       5,490
                                                                                    ----------
                                                                                         7,212
                                                                                    ----------
             LIFE SCIENCES TOOLS & SERVICES (3.0%)
    14,600   Bio-Rad Laboratories, Inc. "A"*                                             1,661
   565,450   Bruker Corp.*                                                               9,539
   272,400   Charles River Laboratories International, Inc.*                            11,256
   338,100   ICON plc*                                                                   9,910
    49,700   Luminex Corp.*                                                                913
                                                                                    ----------
                                                                                        33,279
                                                                                    ----------
             MANAGED HEALTH CARE (2.2%)
   298,000   Health Net, Inc.*                                                           8,106
   155,000   Magellan Health Services, Inc.*                                             7,951
   162,000   WellCare Health Plans, Inc.*                                                8,215
                                                                                    ----------
                                                                                        24,272
                                                                                    ----------
             PHARMACEUTICALS (0.7%)
   425,423   Durect Corp.*                                                                 464
   212,800   Nektar Therapeutics*                                                        1,824
   231,359   Nupathe, Inc.*                                                                828
   139,100   Optimer Pharmaceuticals, Inc.*                                              1,291
   205,500   Santarus, Inc.*                                                             2,745
                                                                                    ----------
                                                                                         7,152
                                                                                    ----------
             Total Health Care                                                         144,010
                                                                                    ----------

================================================================================

18  | USAA SMALL CAP STOCK FUND

================================================================================

----------------------------------------------------------------------------------------------
                                                                                        MARKET
NUMBER                                                                                   VALUE
OF SHARES    SECURITY                                                                    (000)
----------------------------------------------------------------------------------------------
             INDUSTRIALS (19.7%)
             -------------------
             AEROSPACE & DEFENSE (1.1%)
    79,688   Cubic Corp.                                                            $    3,745
    21,800   DigitalGlobe, Inc.*                                                           610
   663,000   Exelis, Inc.                                                                7,286
                                                                                    ----------
                                                                                        11,641
                                                                                    ----------
             AIR FREIGHT & LOGISTICS (0.7%)
    92,300   Atlas Air Worldwide Holdings, Inc.*                                         4,162
   256,500   UTi Worldwide, Inc.                                                         3,786
                                                                                    ----------
                                                                                         7,948
                                                                                    ----------
             COMMERCIAL PRINTING (0.1%)
    58,100   InnerWorkings, Inc.*                                                          808
                                                                                    ----------
             CONSTRUCTION & ENGINEERING (0.2%)
    36,143   Comfort Systems USA, Inc.                                                     467
    16,800   MasTec, Inc.*                                                                 475
    24,700   Primoris Services Corp.                                                       474
    39,196   Sterling Construction Co., Inc.*                                              402
                                                                                    ----------
                                                                                         1,818
                                                                                    ----------
             CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.1%)
   111,700   Douglas Dynamics, Inc.                                                      1,472
                                                                                    ----------
             DIVERSIFIED SUPPORT SERVICES (1.1%)
   201,400   G & K Services, Inc. "A"                                                    8,064
    63,700   Healthcare Services Group, Inc.                                             1,538
     7,900   McGrath RentCorp                                                              236
    84,500   Mobile Mini, Inc.*                                                          2,028
                                                                                    ----------
                                                                                        11,866
                                                                                    ----------
             ELECTRICAL COMPONENTS & EQUIPMENT (1.8%)
    62,500   Acuity Brands, Inc.                                                         4,300
   318,690   Belden, Inc.                                                               15,345
    20,200   II-VI, Inc.*                                                                  344
                                                                                    ----------
                                                                                        19,989
                                                                                    ----------
             ENVIRONMENTAL & FACILITIES SERVICES (1.1%)
   271,000   ABM Industries, Inc.                                                        5,940
   193,100   Ceco Environmental Corp.                                                    2,136
   192,537   Standard Parking Corp.*                                                     4,036
                                                                                    ----------
                                                                                        12,112
                                                                                    ----------
             HEAVY ELECTRICAL EQUIPMENT (0.0%)
    18,950   Power Solutions International, Inc.*                                          388
                                                                                    ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  19

================================================================================

----------------------------------------------------------------------------------------------
                                                                                        MARKET
NUMBER                                                                                   VALUE
OF SHARES    SECURITY                                                                    (000)
----------------------------------------------------------------------------------------------
             HUMAN RESOURCE & EMPLOYMENT SERVICES (0.7%)
    27,500   51job, Inc. ADR*                                                       $    1,485
   356,000   Korn/Ferry International*                                                   6,116
                                                                                    ----------
                                                                                         7,601
                                                                                    ----------
             INDUSTRIAL CONGLOMERATES (1.5%)
   253,700   Carlisle Companies, Inc.                                                   16,275
                                                                                    ----------
             INDUSTRIAL MACHINERY (4.8%)
   353,099   Albany International Corp. "A"                                              8,849
   154,000   Crane Co.                                                                   7,743
   196,997   ESCO Technologies, Inc.                                                     8,110
    89,132   Flow International Corp.*                                                     336
   311,000   Harsco Corp.                                                                7,927
    62,100   Kennametal, Inc.                                                            2,547
   215,500   Mueller Industries, Inc.                                                   11,499
    41,464   RBC Bearings, Inc.*                                                         2,186
    66,800   Tennant Co.                                                                 3,076
                                                                                    ----------
                                                                                        52,273
                                                                                    ----------
             MARINE (1.6%)
   244,305   Kirby Corp.*                                                               17,260
                                                                                    ----------
             OFFICE SERVICES & SUPPLIES (1.6%)
   842,100   ACCO Brands Corp.*                                                          7,015
   298,120   United Stationers, Inc.                                                     9,939
                                                                                    ----------
                                                                                        16,954
                                                                                    ----------
             RAILROADS (0.5%)
    67,300   Genesee & Wyoming, Inc. "A"*                                                5,692
                                                                                    ----------
             RESEARCH & CONSULTING SERVICES (0.2%)
    27,900   Advisory Board Co.*                                                         1,513
    14,597   Exponent, Inc.*                                                               714
                                                                                    ----------
                                                                                         2,227
                                                                                    ----------
             SECURITY & ALARM SERVICES (0.5%)
   185,000   Brink's Co.                                                                 5,517
                                                                                    ----------
             TRADING COMPANIES & DISTRIBUTORS (2.0%)
       900   DXP Enterprises, Inc.*                                                         51
   345,000   GATX Corp.                                                                 16,336
    63,463   Kaman Corp.                                                                 2,306
    91,600   Titan Machinery, Inc.*                                                      2,648
                                                                                    ----------
                                                                                        21,341
                                                                                    ----------
             TRUCKING (0.1%)
    75,399   Celadon Group, Inc.                                                         1,494
                                                                                    ----------
             Total Industrials                                                         214,676
                                                                                    ----------

================================================================================

20  | USAA SMALL CAP STOCK FUND

================================================================================

----------------------------------------------------------------------------------------------
                                                                                        MARKET
NUMBER                                                                                   VALUE
OF SHARES    SECURITY                                                                    (000)
----------------------------------------------------------------------------------------------
             INFORMATION TECHNOLOGY (15.4%)
             ------------------------------
             APPLICATION SOFTWARE (2.5%)
    23,750   Aspen Technology, Inc.*                                                $      727
    40,600   BroadSoft, Inc.*                                                            1,379
   175,400   Cadence Design Systems, Inc.*                                               2,443
    95,300   ClickSoftware Technologies Ltd.                                               761
   128,200   Monotype Imaging Holdings, Inc.                                             2,318
    84,200   PROS Holdings, Inc.*                                                        1,857
   448,100   PTC, Inc.*                                                                 10,387
    52,300   Qlik Technologies, Inc.*                                                    1,162
   278,700   TiVo, Inc.*                                                                 3,718
    11,900   Tyler Technologies, Inc.*                                                     643
    20,800   Ultimate Software Group, Inc.*                                              2,112
                                                                                    ----------
                                                                                        27,507
                                                                                    ----------
             COMMUNICATIONS EQUIPMENT (2.4%)
    60,400   Acme Packet, Inc.*                                                          1,460
    31,800   Aruba Networks, Inc.*                                                         733
   615,500   Finisar Corp.*                                                              9,540
   519,000   JDS Uniphase Corp.*                                                         7,531
    50,686   Radware Ltd.*                                                               1,843
   111,000   Riverbed Technology, Inc.*                                                  2,153
   271,500   ShoreTel, Inc.*                                                             1,165
    90,800   Ubiquiti Networks, Inc.                                                     1,169
                                                                                    ----------
                                                                                        25,594
                                                                                    ----------
             COMPUTER HARDWARE (0.8%)
   217,100   Diebold, Inc.                                                               6,391
     5,000   Stratasys Ltd.                                                                392
   178,000   Super Micro Computer, Inc.*                                                 2,204
                                                                                    ----------
                                                                                         8,987
                                                                                    ----------
             DATA PROCESSING & OUTSOURCED SERVICES (1.2%)
   111,000   DST Systems, Inc.                                                           7,430
   119,195   Euronet Worldwide, Inc.*                                                    2,917
   246,581   Global Cash Access Holdings, Inc.*                                          1,862
    35,500   VeriFone Systems, Inc.*                                                     1,232
                                                                                    ----------
                                                                                        13,441
                                                                                    ----------
             ELECTRONIC EQUIPMENT & INSTRUMENTS (1.4%)
    81,400   Coherent, Inc.                                                              4,510
    32,500   FEI Co.                                                                     1,981
   113,700   MTS Systems Corp.                                                           6,464
    32,600   OSI Systems, Inc.*                                                          1,776
                                                                                    ----------
                                                                                        14,731
                                                                                    ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  21

================================================================================

----------------------------------------------------------------------------------------------
                                                                                        MARKET
NUMBER                                                                                   VALUE
OF SHARES    SECURITY                                                                    (000)
----------------------------------------------------------------------------------------------
             ELECTRONIC MANUFACTURING SERVICES (0.1%)
    18,000   IPG Photonics Corp.                                                    $    1,179
                                                                                    ----------
             INTERNET SOFTWARE & SERVICES (1.2%)
   124,700   Angie's List, Inc.*                                                         1,565
    67,100   Constant Contact, Inc.*                                                     1,011
    20,900   Dealertrack Technologies, Inc.*                                               660
    28,300   Demandware, Inc.*                                                             900
    31,100   E2open, Inc.*                                                                 555
    20,550   Liquidity Services, Inc.*                                                     655
   101,800   LivePerson, Inc.*                                                           1,361
   207,000   Perficient, Inc.*                                                           2,476
    98,660   SciQuest, Inc.*                                                             1,632
    55,211   SPS Commerce, Inc.*                                                         2,148
    49,100   The Active Network, Inc.*                                                     271
                                                                                    ----------
                                                                                        13,234
                                                                                    ----------
             IT CONSULTING & OTHER SERVICES (1.3%)
    12,200   CACI International, Inc. "A"*                                                 654
   156,865   Forrester Research, Inc.                                                    4,435
    81,012   Maximus, Inc.                                                               5,555
   147,700   Virtusa Corp.*                                                              3,059
                                                                                    ----------
                                                                                        13,703
                                                                                    ----------
             OFFICE ELECTRONICS (0.5%)
   131,200   Zebra Technologies Corp. "A"*                                               5,678
                                                                                    ----------
             SEMICONDUCTOR EQUIPMENT (1.1%)
    77,300   ATMI, Inc.*                                                                 1,578
    26,400   Nanometrics, Inc.*                                                            412
    63,484   Rudolph Technologies, Inc.*                                                   856
   572,800   Teradyne, Inc.*                                                             9,257
                                                                                    ----------
                                                                                        12,103
                                                                                    ----------
             SEMICONDUCTORS (1.9%)
    69,011   Ceva, Inc.*                                                                 1,048
   271,600   Entropic Communications, Inc.*                                              1,423
    83,600   Inphi Corp.*                                                                  671
 1,252,000   Lattice Semiconductor Corp.*                                                5,572
    17,100   Mellanox Technologies Ltd.*                                                   910
   401,500   Microsemi Corp.*                                                            8,399
    42,500   Monolithic Power Systems, Inc.                                                990
    71,500   Pericom Semiconductor Corp.*                                                  506
    30,000   Silicon Laboratories, Inc.*                                                 1,309
                                                                                    ----------
                                                                                        20,828
                                                                                    ----------

================================================================================

22  | USAA SMALL CAP STOCK FUND

================================================================================

----------------------------------------------------------------------------------------------
                                                                                        MARKET
NUMBER                                                                                   VALUE
OF SHARES    SECURITY                                                                    (000)
----------------------------------------------------------------------------------------------
             SYSTEMS SOFTWARE (0.9%)
     4,400   Imperva, Inc.*                                                         $      151
    70,300   Infoblox, Inc.*                                                             1,325
    65,100   Proofpoint, Inc.*                                                             856
    29,300   Red Hat, Inc.*                                                              1,628
    42,200   Sourcefire, Inc.*                                                           1,798
   243,600   Websense, Inc.*                                                             3,564
                                                                                    ----------
                                                                                         9,322
                                                                                    ----------
             TECHNOLOGY DISTRIBUTORS (0.1%)
    28,670   Electro Rent Corp.                                                            444
    40,500   ScanSource, Inc.*                                                           1,177
                                                                                    ----------
                                                                                         1,621
                                                                                    ----------
             Total Information Technology                                              167,928
                                                                                    ----------
             MATERIALS (6.5%)
             ----------------
             COMMODITY CHEMICALS (0.4%)
   103,600   Koppers Holdings, Inc.                                                      4,202
                                                                                    ----------
             DIVERSIFIED CHEMICALS (1.4%)
   203,000   Cabot Corp.                                                                 7,598
   170,000   Scotts Miracle-Gro Co. "A"                                                  7,433
                                                                                    ----------
                                                                                        15,031
                                                                                    ----------
             DIVERSIFIED METALS & MINING (0.1%)
    16,600   Walter Energy, Inc.                                                           623
                                                                                    ----------
             FERTILIZERS & AGRICULTURAL CHEMICALS (0.6%)
   298,000   Intrepid Potash, Inc.                                                       6,943
                                                                                    ----------
             FOREST PRODUCTS (0.6%)
    92,800   Deltic Timber Corp.                                                         6,733
                                                                                    ----------
             METAL & GLASS CONTAINERS (0.9%)
   124,300   AptarGroup, Inc.                                                            6,405
    88,050   Greif, Inc. "A"                                                             4,137
                                                                                    ----------
                                                                                        10,542
                                                                                    ----------
             PAPER PRODUCTS (0.3%)
    72,400   Schweitzer-Mauduit International, Inc.                                      2,950
                                                                                    ----------
             SPECIALTY CHEMICALS (2.2%)
   291,330   Chemtura Corp.*                                                             6,910
   151,428   Innospec, Inc.                                                              6,095
    77,500   OM Group, Inc.*                                                             2,141
    95,200   Sensient Technologies Corp.                                                 3,627
   378,961   Zep, Inc.                                                                   5,533
                                                                                    ----------
                                                                                        24,306
                                                                                    ----------
             Total Materials                                                            71,330
                                                                                    ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  23

================================================================================

----------------------------------------------------------------------------------------------
                                                                                        MARKET
NUMBER                                                                                   VALUE
OF SHARES    SECURITY                                                                    (000)
----------------------------------------------------------------------------------------------
             TELECOMMUNICATION SERVICES (0.1%)
             ---------------------------------
             WIRELESS TELECOMMUNICATION SERVICES (0.1%)
    23,500   Ruckus Wireless, Inc.                                                  $      554
                                                                                    ----------
             UTILITIES (1.8%)
             ----------------
             ELECTRIC UTILITIES (0.8%)
   100,900   UNS Energy Corp.                                                            4,570
   135,700   Weststar Energy, Inc.                                                       4,080
                                                                                    ----------
                                                                                         8,650
                                                                                    ----------
             GAS UTILITIES (1.0%)
   143,300   Atmos Energy Corp.                                                          5,354
    49,150   New Jersey Resources Corp.                                                  2,066
    87,600   WGL Holdings, Inc.                                                          3,673
                                                                                    ----------
                                                                                        11,093
                                                                                    ----------
             Total Utilities                                                            19,743
                                                                                    ----------
             Total Common Stocks (cost: $829,939)                                    1,039,723
                                                                                    ----------

             MONEY MARKET INSTRUMENTS (4.3%)

             MONEY MARKET FUNDS (4.3%)
46,365,439   State Street Institutional Liquid Reserve Fund, 0.14%(a)                   46,365
                                                                                    ----------
             Total Money Market Instruments (cost: $46,365)                             46,365
                                                                                    ----------

             TOTAL INVESTMENTS (COST: $876,304)                                     $1,086,088
                                                                                    ==========

-----------------------------------------------------------------------------------------------------
($ IN 000s)                                              VALUATION HIERARCHY
-----------------------------------------------------------------------------------------------------
                                         (LEVEL 1)            (LEVEL 2)       (LEVEL 3)
                                     QUOTED PRICES    OTHER SIGNIFICANT     SIGNIFICANT
                                 IN ACTIVE MARKETS           OBSERVABLE    UNOBSERVABLE
ASSETS                        FOR IDENTICAL ASSETS               INPUTS          INPUTS         TOTAL
-----------------------------------------------------------------------------------------------------
Equity Securities:
  Common Stocks                         $1,039,723                   $-              $-    $1,039,723

Money Market Instruments:
  Money Market Funds                        46,365                    -               -        46,365
-----------------------------------------------------------------------------------------------------
Total                                   $1,086,088                   $-              $-    $1,086,088
-----------------------------------------------------------------------------------------------------

For the period of August 1, 2012, through January 31, 2013, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

24  | USAA SMALL CAP STOCK FUND

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

January 31, 2013 (unaudited)

--------------------------------------------------------------------------------

o  GENERAL NOTES

   Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

   The portfolio of investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 5.3% of net assets at January 31, 2013.

o  PORTFOLIO ABBREVIATION(S) AND DESCRIPTION(S)

   ADR American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

   REIT  Real estate investment trust

o  SPECIFIC NOTES

   (a) Rate represents the money market fund annualized seven-day yield at January 31, 2013.

     *   Non-income-producing security.

See accompanying notes to financial statements.

================================================================================

                                         NOTES TO PORTFOLIO OF INVESTMENTS |  25

================================================================================

STATEMENT OF ASSETS AND LIABILITIES (IN THOUSANDS)

January 31, 2013 (unaudited)

--------------------------------------------------------------------------------

ASSETS
  Investments in securities, at market value (cost of $876,304)            $1,086,088
  Receivables:
    Capital shares sold:
      Affiliated transactions (Note 8)                                             53
      Nonaffiliated transactions                                                  657
    Dividends and interest                                                        251
    Securities sold                                                            17,486
                                                                           ----------
      Total assets                                                          1,104,535
                                                                           ----------
LIABILITIES
  Payables:
    Payable for return of collateral for securities loaned (Note 5)                 1
    Securities purchased                                                       14,294
    Capital shares redeemed                                                       560
  Accrued management fees                                                         676
  Accrued transfer agent's fees                                                   102
  Other accrued expenses and payables                                              95
                                                                           ----------
      Total liabilities                                                        15,728
                                                                           ----------
        Net assets applicable to capital shares outstanding                $1,088,807
                                                                           ==========
NET ASSETS CONSIST OF:
  Paid-in capital                                                          $  863,273
  Accumulated overdistribution of net investment income                        (1,622)
  Accumulated net realized gain on investments                                 17,372
  Net unrealized appreciation of investments                                  209,784
                                                                           ----------
        Net assets applicable to capital shares outstanding                $1,088,807
                                                                           ==========
  Net asset value, redemption price, and offering price per share:
    Fund Shares (net assets of $556,270/34,882 shares outstanding)         $    15.95
                                                                           ==========
    Institutional Shares (net assets of $532,537/33,298
      shares outstanding)                                                  $    15.99
                                                                           ==========

See accompanying notes to financial statements.

================================================================================

26  | USAA SMALL CAP STOCK FUND

================================================================================

STATEMENT OF OPERATIONS (IN THOUSANDS)

Six-month period ended January 31, 2013 (unaudited)

--------------------------------------------------------------------------------

INVESTMENT INCOME
   Dividends (net of foreign taxes withheld of $4)                          $  8,322
   Interest                                                                       32
                                                                            --------
      Total income                                                             8,354
                                                                            --------
EXPENSES
   Management fees                                                             3,775
   Administration and servicing fees:
      Fund Shares                                                                483
      Institutional Shares                                                       179
   Transfer agent's fees:
      Fund Shares                                                              1,090
      Institutional Shares                                                       179
   Custody and accounting fees:
      Fund Shares                                                                 67
      Institutional Shares                                                        36
   Postage:
      Fund Shares                                                                 31
   Shareholder reporting fees:
      Fund Shares                                                                 25
   Trustees' fees                                                                  7
   Registration fees:
      Fund Shares                                                                 15
      Institutional Shares                                                        20
   Professional fees                                                              77
   Other                                                                          12
                                                                            --------
         Total expenses                                                        5,996
   Expenses paid indirectly:
      Fund Shares                                                                 (2)
                                                                            --------
   Expenses reimbursed:
         Net expenses                                                          5,994
                                                                            --------
NET INVESTMENT INCOME                                                          2,360
                                                                            --------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
   Net realized gain                                                          24,586
   Change in net unrealized appreciation/depreciation                        116,654
                                                                            --------
      Net realized and unrealized gain                                       141,240
                                                                            --------
   Increase in net assets resulting from operations                         $143,600
                                                                            ========

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  27

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS (IN THOUSANDS)

Six-month period ended January 31, 2013 (unaudited), and year ended July 31, 2012

-----------------------------------------------------------------------------------------
                                                            1/31/2013           7/31/2012
-----------------------------------------------------------------------------------------
FROM OPERATIONS
   Net investment income                                   $    2,360            $  1,798
   Net realized gain on investments                            24,586              49,536
   Change in net unrealized appreciation/depreciation
      of investments                                          116,654             (48,895)
                                                           ------------------------------
      Increase in net assets resulting from operations        143,600               2,439
                                                           ------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income:
      Fund Shares                                              (1,217)               (260)
      Institutional Shares                                     (3,870)               (539)
                                                           ------------------------------
         Total distributions of net investment income          (5,087)               (799)
                                                           ------------------------------
   Net realized gains:
      Fund Shares                                              (9,707)                  -
      Institutional Shares                                     (9,155)                  -
                                                           ------------------------------
         Total distributions of net realized gains            (18,862)                  -
                                                           ------------------------------
      Distributions to shareholders                           (23,949)               (799)
                                                           ------------------------------
NET INCREASE IN NET ASSETS FROM CAPITAL
SHARE TRANSACTIONS (NOTE 6)
   Fund Shares                                               (266,420)             50,106
   Institutional Shares                                       293,006              52,747
                                                           ------------------------------
         Total net increase in net assets from
            capital share transactions                         26,586             102,853
                                                           ------------------------------
   Net increase in net assets                                 146,237             104,493
NET ASSETS
   Beginning of period                                        942,570             838,077
                                                           ------------------------------
   End of period                                           $1,088,807            $942,570
                                                           ==============================
Accumulated undistributed (overdistribution of)
   net investment income:
   End of period                                           $   (1,622)           $  1,105
                                                           ==============================

See accompanying notes to financial statements.

================================================================================

28  | USAA SMALL CAP STOCK FUND

================================================================================

NOTES TO FINANCIAL STATEMENTS

January 31, 2013 (unaudited)

--------------------------------------------------------------------------------

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 50 separate funds. The information presented in this semiannual report pertains only to the USAA Small Cap Stock Fund (the Fund), which is classified as diversified under the 1940 Act. The Fund's investment objective is long-term growth of capital.

The Fund has two classes of shares: Small Cap Stock Fund Shares (Fund Shares) and Small Cap Stock Fund Institutional Shares (Institutional Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to both classes. The Institutional Shares are available for investment through a USAA discretionary managed account program, and certain advisory programs sponsored by financial intermediaries, such as brokerage firms, investment advisors, financial planners, third-party administrators, and insurance companies. Institutional Shares also are available to institutional investors, which include retirement plans, endowments, foundations, and bank trusts, as well as other persons or legal entities that the Fund may approve from time to time, or for purchase by a

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  29

================================================================================

USAA Fund participating in a fund-of-funds investment strategy (USAA fund-of-funds) and not to the general public.

A. SECURITY VALUATION -- The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

    The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

    The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager). Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

    The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

    1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined

================================================================================

30  | USAA SMALL CAP STOCK FUND

================================================================================

        official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used.

    2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, the Manager and the Fund's subadvisers, if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities. The Fund's subadvisers have agreed to notify the Manager of significant events they identify that would materially affect the value of the Fund's foreign securities. If the Manager determines that a particular event would materially affect the value of the Fund's foreign securities, then the Manager, under valuation procedures approved by the Board, will consider such available information that it deems relevant to determine a fair value for the affected foreign securities. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

    3. Investments in open-end investment companies, hedge, or other funds, other than ETFs, are valued at their NAV at the end of each business day.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  31

================================================================================

    4. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

    5. Repurchase agreements are valued at cost, which approximates market value.

    6. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadviser, if applicable, under valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

        Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS -- Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation

================================================================================

32  | USAA SMALL CAP STOCK FUND

================================================================================

    of an asset or liability as of the measurement date. The three levels are defined as follows:

    Level 1 -- inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

    Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices.

    Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

    The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. FEDERAL TAXES -- The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

D. INVESTMENTS IN SECURITIES -- Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Dividend income, less foreign taxes, if any, is recorded on the ex-dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded daily on the accrual basis. Discounts and premiums on short-term securities are amortized on a straight-line basis over the life of the respective securities.

E. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by underlying securities. The collateral obligations are marked-to-market daily to ensure their

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  33

================================================================================

    value is equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. Repurchase agreements are subject to credit risk, and the Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

F. FOREIGN CURRENCY TRANSLATIONS -- The Fund's assets may be invested in the securities of foreign issuers and may be traded in foreign currency. Since the Fund's accounting records are maintained in U.S. dollars, foreign currency amounts are translated into U.S. dollars on the following bases:

    1. Purchases and sales of securities, income, and expenses at the exchange rate obtained from an independent pricing service on the respective dates of such transactions.

    2. Market value of securities, other assets, and liabilities at the exchange rate obtained from an independent pricing service on a daily basis.

    The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

    Separately, net realized foreign currency gains/losses may arise from sales of foreign currency, currency gains/losses realized between the trade and settlement dates on security transactions, and from the difference between amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts received. At the end of the Fund's fiscal year, these net realized foreign currency gains/losses are reclassified from accumulated net realized gain/loss to accumulated undistributed net investment income on the statement of assets and liabilities as such amounts are treated as ordinary income/loss for tax purposes. Net unrealized foreign currency exchange gains/losses arise from

================================================================================

34  | USAA SMALL CAP STOCK FUND

================================================================================

    changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rate.

G. EXPENSES PAID INDIRECTLY -- A portion of the brokerage commissions that the Fund pays may be recaptured as a credit that is tracked and used by the custodian to directly reduce expenses paid by the Fund. In addition, through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts may be used to directly reduce the Fund's expenses. Effective January 1, 2013, the Fund's custodian suspended the bank credit arrangement. For the six-month period ended January 31, 2013, brokerage commission recapture credits reduced the expenses of the Fund Shares by $2,000. For the six-month period ended January 31, 2013, custodian and other bank credits reduced the Fund's expenses by less than $500.

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

I. USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT

The Fund participates in a joint, short-term, revolving, committed loan agreement of $500 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  35

================================================================================

that might otherwise require the untimely disposition of securities. Subject to availability, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at a rate per annum equal to the rate at which CAPCO obtains funding in the capital markets, with no markup.

The USAA Funds that are party to the loan agreement are assessed facility fees by CAPCO in the amount of 7.0 basis points of the amount of the committed loan agreement. Prior to September 30, 2012, the Funds were assessed facility fees by CAPCO in the amount of 7.5 basis points of the amount of the committed loan agreement. The facility fees are allocated among the Funds based on their respective average net assets for the period.

For the six-month period ended January 31, 2013, the Fund paid CAPCO facility fees of $3,000, which represents 1.8% of the total fees paid to CAPCO by the USAA Funds. The Fund had no borrowings under this agreement during the six-month period ended January 31, 2013.

(3) DISTRIBUTIONS

The tax basis of distributions and accumulated undistributed net investment income will be determined based upon the Fund's tax year-end of July 31, 2013, in accordance with applicable tax law.

Distributions of net investment income and realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

Under the Regulated Investment Company Modernization Act of 2010 (the Act), a fund is permitted to carry forward net capital losses indefinitely. Additionally, such capital losses that are carried forward will retain their character as short-term and or long-term capital losses. Post-enactment capital loss carryforwards must be used before pre-enactment capital loss carryforwards. As a result, pre-enactment capital loss carryforwards may be more likely to expire unused.

For the six-month period ended January 31, 2013, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions.

================================================================================

36  | USAA SMALL CAP STOCK FUND

================================================================================

On an ongoing basis the Manager will monitor its tax positions to determine if adustments to this conclusion are necessary. The statute of limitations on the Fund's tax return filings generally remain open for the three preceeding fiscal reporting year ends and remain subject to examination by the Internal Revenue Service and state taxing authorities.

(4) INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the six-month period ended January 31, 2013, were $288,828,000 and $296,490,000, respectively.

As of January 31, 2013, the cost of securities, including short-term securities, for federal income tax purposes, was approximately the same as that reported in the financial statements.

Gross unrealized appreciation and depreciation of investments as of January 31, 2013, were $218,739,000 and $8,955,000, respectively, resulting in net unrealized appreciation of $209,784,000.

(5) LENDING OF PORTFOLIO SECURITIES

The Fund, through its third-party securities-lending agent, Citibank, N.A. (Citibank), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Cash collateral is invested in high-quality short-term investments. Cash collateral requirements are determined daily based on the prior business day's ending value of securities loaned. Imbalances in cash collateral may occur on days where market volatility causes security prices to change significantly, and are adjusted the next business day. The Fund and Citibank retain 80% and 20%, respectively, of the income earned from the investment of cash received as collateral, net of any expenses associated with the lending transaction. Citibank receives no other fees from the Fund for its services as securities-lending agent. Risks to the Fund in securities-lending transactions are that the borrower may not

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  37

================================================================================

provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. Citibank has agreed to indemnify the Fund against any losses due to counterparty default in securities-lending transactions. For the six-month period ended January 31, 2013, the Fund received no securities-lending income. As of January 31, 2013, the Fund had no securities on loan. However, a payable to Lehman Brothers, Inc. of $1,000 remains for unclaimed cash collateral and interest on prior lending of securities. As of March 1, 2013, the payable to Lehman Brothers, Inc. has been settled.

(6) CAPITAL SHARE TRANSACTIONS

At January 31, 2013, there were an unlimited number of shares of capital stock at no par value authorized for the Fund.

Capital share transactions for the Institutional Shares resulted from purchases and sales by the affiliated USAA fund-of-funds. Capital share transactions for all classes were as follows, in thousands:

                                 SIX-MONTH PERIOD ENDED         YEAR ENDED
                                        1/31/2013                7/31/2012
--------------------------------------------------------------------------------
                                  SHARES        AMOUNT      SHARES      AMOUNT
                                  ----------------------------------------------
FUND SHARES:
Shares sold                         2,831     $  42,334     14,029     $ 191,435
Shares issued from reinvested
  dividends                           738        10,822         20           258
Shares redeemed                   (21,819)     (319,576)   (10,368)    $(141,587)
                                  ----------------------------------------------
Net increase (decrease) from
  capital share transactions      (18,250)    $(266,420)     3,681     $  50,106
                                  ==============================================
INSTITUTIONAL SHARES:
Shares sold                        20,771     $ 306,307      7,691     $ 107,595
Shares issued from reinvested
  dividends                           878        13,025         42           539
Shares redeemed                    (1,747)      (26,326)    (3,993)      (55,387)
                                  ----------------------------------------------
Net increase from capital share
  transactions                     19,902     $ 293,006      3,740     $  52,747
                                  ==============================================

================================================================================

38  | USAA SMALL CAP STOCK FUND

================================================================================

(7) TRANSACTIONS WITH MANAGER

A. MANAGEMENT FEES -- The Manager provides investment management services to the Fund pursuant to an Advisory Agreement. Under this agreement, the Manager is responsible for managing the business and affairs of the Fund, subject to the authority of and supervision by the Board. The Manager is authorized to select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the actual day-to-day investment of the Fund's assets. The Manager monitors each subadviser's performance through quantitative and qualitative analysis, and periodically recommends to the Board as to whether each subadviser's agreement should be renewed, terminated, or modified. The Manager also is responsible for allocating assets to the subadvisers. The allocation for each subadviser can range from 0% to 100% of the Fund's assets, and the Manager can change the allocations without shareholder approval.

    The investment management fee for the Fund is composed of a base fee and a performance adjustment. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.75% of the Fund's average net assets for the fiscal year.

    The performance adjustment is calculated separately for each share class on a monthly basis by comparing each class's performance to that of the Lipper Small-Cap Core Funds Index over the performance period. The Lipper Small-Cap Core Funds Index tracks the total return performance of the 30 largest funds in the Lipper Small-Cap Core Funds category. The performance period for each class consists of the current month plus the previous 35 months. The following table is utilized to determine the extent of the performance adjustment:

OVER/UNDER PERFORMANCE               ANNUAL ADJUSTMENT RATE
RELATIVE TO INDEX(1)                 AS A % OF THE FUND'S AVERAGE NET ASSETS(1)
-------------------------------------------------------------------------------
+/- 1.00% to 4.00%                   +/- 0.04%
+/- 4.01% to 7.00%                   +/- 0.05%
+/- 7.01% and greater                +/- 0.06%

    (1)Based on the difference between average annual performance of the relevant share class of the Fund and its relevant Lipper index, rounded to the nearest basis point (0.01%). Average net assets of the share class are calculated over a rolling 36-month period.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  39

================================================================================

    Each class's annual performance adjustment rate is multiplied by the average net assets of each respective class over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is the performance adjustment; a positive adjustment in the case of overperformance, or a negative adjustment in the case of underperformance.

    Under the performance fee arrangement, each class will pay a positive performance fee adjustment for a performance period whenever the class outperforms the Lipper Small-Cap Core Funds Index over that period, even if the class had overall negative returns during the performance period.

    For the six-month period ended January 31, 2013, the Fund incurred total management fees, paid or payable to the Manager, of $3,775,000, which included a performance adjustment for the Institutional Shares of $17,000. For the Institutional Shares, the performance adjustment was 0.01%.

B. SUBADVISORY ARRANGEMENT(S) -- The Manager has entered into investment subadvisory agreements with Wellington Management Company, LLP (Wellington Management), Cambiar Investors (Cambiar), and Granahan Investment Management, Inc. (GIMI), under which Wellington Management, Cambiar, and GIMI direct the investment and reinvestment of portions of the Fund's assets (as allocated from time to time by the Manager).

    The Manager (not the Fund) pays Wellington Management a subadvisory fee in the annual amount of 0.70% of the Fund's average net assets for the first $300 million in assets that Wellington Management manages, plus 0.65% of the Fund's average net assets over $300 million that Wellington Management manages. For the six-month period ended January 31, 2013, the Manager incurred subadvisory fees, paid or payable to Wellington Management of $1,576,000.

================================================================================

40  | USAA SMALL CAP STOCK FUND

================================================================================

    The Manager (not the Fund) pays Cambiar a subadvisory fee in the annual amount of 0.67% of the Fund's average net assets for the first $300 million in assets that Cambiar manages, plus 0.65% of the Fund's average net assets over $300 million that Cambiar manages. For the six-month period ended January 31, 2013, the Manager incurred subadvisory fees, paid or payable to Cambiar of $1,114,000.

    The Manager (not the Fund) pays GIMI a subadvisory fee in the annual amount of 0.55% of the Fund's average net assets for the first $300 million in assets that GIMI manages, plus 0.52% of the Fund's average net assets over $300 million that GIMI manages. For the six-month period ended January 31, 2013, the Manager incurred subadvisory fees, paid or payable to GIMI of $566,000.

C. ADMINISTRATION AND SERVICING FEES -- The Manager provides certain administration and servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% of average net assets of the Fund Shares, and 0.10% of average net assets of the Institutional Shares. For the six-month period ended January 31, 2013, the Fund Shares and Institutional Shares incurred administration and servicing fees, paid or payable to the Manager, of $483,000 and $179,000, respectively.

    In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain compliance and legal services for the benefit of the Fund. The Board has approved the reimbursement of a portion of these expenses incurred by the Manager. For the six-month period ended January 31, 2013, the Fund reimbursed the Manager $16,000 for these compliance and legal services. These expenses are included in the professional fees on the Fund's statement of operations.

D. TRANSFER AGENT'S FEES -- USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund. Transfer agent's fees for Fund Shares are paid monthly based on an annual

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  41

================================================================================

    charge of $23 per shareholder account plus out-of-pocket expenses. The
    Fund Shares also pay SAS fees that are related to the administration and servicing of accounts that are traded on an omnibus basis. Transfer agent's fees for Institutional Shares are paid monthly based on a fee accrued daily at an annualized rate of 0.10% of the Institutional Shares' average net assets, plus out-of-pocket expenses. For the six-month period ended January 31, 2013, the Fund Shares and Institutional Shares incurred transfer agent's fees, paid or payable to SAS, of $1,090,000 and $179,000, respectively.

E. UNDERWRITING SERVICES -- USAA Investment Management Company provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis and receives no commissions or fees for this service.

(8) TRANSACTIONS WITH AFFILIATES

The Fund's Institutional Shares is one of 14 USAA mutual funds in which the affiliated USAA fund-of-funds may invest. The USAA fund-of-funds do not invest in the underlying funds for the purpose of exercising management or control. As of January 31, 2013, the Fund recorded a receivable for capital shares sold of $53,000 for the USAA fund-of-funds' purchases of Institutional Shares. As of January 31, 2013, the USAA fund-of-funds owned the following percentages of the total outstanding shares of the Fund:

AFFILIATED USAA FUND                                             OWNERSHIP %
-----------------------------------------------------------------------------
USAA Cornerstone Conservative Fund                                  0.1
USAA Cornerstone Equity Fund                                        0.2
USAA Target Retirement Income Fund                                  0.9
USAA Target Retirement 2020 Fund                                    2.0
USAA Target Retirement 2030 Fund                                    4.9
USAA Target Retirement 2040 Fund                                    6.2
USAA Target Retirement 2050 Fund                                    3.1

Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

================================================================================

42  | USAA SMALL CAP STOCK FUND

================================================================================

(9) FINANCIAL HIGHLIGHTS -- FUND SHARES

Per share operating performance for a share outstanding throughout each period is as follows:

                               SIX-MONTH
                              PERIOD ENDED
                               JANUARY 31,                           YEAR ENDED JULY 31,
                              ---------------------------------------------------------------------------------
                                  2013          2012          2011          2010             2009          2008
                              ---------------------------------------------------------------------------------
Net asset value at
  beginning of period         $  14.15      $  14.17      $  11.41      $   9.49         $  12.07      $  15.29
                              ---------------------------------------------------------------------------------
Income (loss) from
  investment operations:
  Net investment
    income (loss)                  .04           .02           .02          (.00)(a)         (.00)(a)       .00(a)
  Net realized and
    unrealized gain (loss)        2.08          (.03)         2.76          1.92            (2.57)        (1.72)
                              ---------------------------------------------------------------------------------
Total from investment
  operations                      2.12          (.01)         2.78          1.92            (2.57)        (1.72)
                              ---------------------------------------------------------------------------------
Less distributions from:
  Net investment income           (.04)         (.01)         (.02)            -             (.01)         (.01)
  Realized capital gains          (.28)            -             -             -                -         (1.49)
  Return of Capital                  -             -             -             -              .00(a)          -
                              ---------------------------------------------------------------------------------
Total distributions               (.32)         (.01)         (.02)            -             (.01)        (1.50)
                              ---------------------------------------------------------------------------------
Net asset value at end
  of period                   $  15.95      $  14.15      $  14.17      $  11.41         $   9.49      $  12.07
                              =================================================================================
Total return (%)*                15.19          (.10)        24.38         20.23(c)        (21.28)       (12.16)
Net assets at end
  of period (000)             $556,270      $751,742      $700,636      $542,547         $464,755      $521,588
Ratios to average
  net assets:**
  Expenses (%)(b)                 1.30          1.28(e)       1.26(e)       1.32(c),(e)      1.40(e)       1.31(e)
  Expenses, excluding
    reimbursements (%)(b)            -          1.28(e)       1.26(e)       1.32(c),(e)      1.43(e)       1.31(e)
  Net investment
    income (loss) (%)              .33           .16           .15          (.01)             .02           .03
Portfolio turnover (%)              30            84(d)         41            36               70            84

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the six-month period ended January 31, 2013, average net assets were
    $638,569,000.
(a) Represents less than $0.01 per share.
(b) Reflects total operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund Shares' expenses paid indirectly decreased the expense ratios by less than 0.01%.
(c) During the year ended July 31, 2010, SAS reimbursed the Fund Shares $47,000 for corrections in fees paid for the administration and servicing of certain accounts. The effect of this reimbursement on the Fund Shares' total return was less than 0.01%. The reimbursement decreased the Fund Shares' expense ratios by 0.01%. This decrease is excluded from the expense ratios above.
(d) Reflects increased trading activity due to changes in subadvisers and asset allocation strategies.
(e) Prior to December 1, 2011, the Manager had voluntarily agreed to limit the annual expenses of the Fund Shares to 1.40% of the Fund Shares' average net assets.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  43

================================================================================

(9) FINANCIAL HIGHLIGHTS (CONTINUED) -- INSTITUTIONAL SHARES

Per share operating performance for a share outstanding throughout each period is as follows:

                                      SIX-MONTH
                                     PERIOD ENDED                YEAR ENDED JULY 31,             PERIOD ENDED
                                      JANUARY 31,    ---------------------------------------       JULY 31,
                                         2013            2012            2011           2010        2009***
                                     ----------------------------------------------------------------------
Net asset value at
  beginning of period                $  14.24        $  14.23        $  11.46        $  9.50        $ 12.10
                                     ----------------------------------------------------------------------
Income (loss) from
  investment operations:
  Net investment income                   .05(c)          .06             .06            .03            .03(c)
  Net realized and
    unrealized gain (loss)               2.10(c)          .00(d)         2.78           1.93          (2.60)(c)
                                     ----------------------------------------------------------------------
Total from investment
  operations                             2.15(c)          .06            2.84           1.96          (2.57)(c)
                                     ----------------------------------------------------------------------
Less distributions from:
  Net investment income                  (.12)           (.05)           (.07)             -           (.02)
  Realized capital gains                 (.28)              -               -              -              -
  Return of Capital                         -               -               -              -           (.01)
                                     ----------------------------------------------------------------------
Total distributions                      (.40)           (.05)           (.07)             -           (.03)
                                     ----------------------------------------------------------------------
Net asset value at
  end of period                      $  15.99        $  14.24        $  14.23        $ 11.46        $  9.50
                                     ======================================================================
Total return (%)*                       15.36             .48           24.81          20.63         (21.18)
Net assets at
  end of period (000)                $532,537        $190,828        $137,441        $78,498        $44,980
Ratios to average net assets:**
  Expenses (%)(b)                        1.01             .99             .88(f)         .89(f)         .90(a),(f)
  Net investment income (%)               .71             .47             .51            .38            .40(a)
Portfolio turnover (%)                     30              84(e)           41             36             70

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the six-month period ended January 31, 2013, average net assets were
    $356,409,000.
*** Institutional Shares were initiated on August 1, 2008.
(a) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(b) Reflects total operating expenses of the Institutional Shares before reductions of any expenses paid indirectly. The Institutional Shares' expenses paid indirectly decreased the expense ratios by less than 0.01%.
(c) Calculated using average shares. For the six-month period ended January 31, 2013, average shares were 24,456,000.
(d) Represents less than $0.01 per share.
(e) Reflects increased trading activity due to changes in subadvisers and asset allocation strategies.
(f) Prior to December 1, 2010, the Manager had voluntarily agreed to limit the annual expenses of the Institutional Shares to 0.91% of the Institutional Shares' average net assets.

================================================================================

44  | USAA SMALL CAP STOCK FUND

================================================================================

EXPENSE EXAMPLE

January 31, 2013 (unaudited)

--------------------------------------------------------------------------------

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of August 1, 2012, through January 31, 2013.

ACTUAL EXPENSES

The line labeled "actual" under each share class in the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number for your share class in the "actual" line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The line labeled "hypothetical" under each share class in the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios for

================================================================================

                                                           EXPENSE EXAMPLE |  45

================================================================================

each class and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the line labeled "hypothetical" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                       EXPENSES PAID
                                BEGINNING            ENDING            DURING PERIOD*
                              ACCOUNT VALUE       ACCOUNT VALUE       AUGUST 1, 2012 -
                              AUGUST 1, 2012     JANUARY 31, 2013     JANUARY 31, 2013
                              --------------------------------------------------------
FUND SHARES
Actual                           $1,000.00           $1,151.90              $7.05

Hypothetical
  (5% return before expenses)     1,000.00            1,018.65               6.61

INSTITUTIONAL SHARES
Actual                            1,000.00            1,153.60               5.48

Hypothetical
  (5% return before expenses)     1,000.00            1,020.11               5.14

* Expenses are equal to the annualized expense ratio of 1.30% for Fund Shares and 1.01% for Institutional Shares, which are net of any reimbursements and expenses paid indirectly, multiplied by the average account value over the period, multiplied by 184 days/365 days (to reflect the one-half-year period). The Fund's actual ending account values are based on its actual total returns of 15.19% for Fund Shares and 15.36% for Institutional Shares for the six-month period of August 1, 2012, through January 31, 2013.

================================================================================

46  | USAA SMALL CAP STOCK FUND

================================================================================

TRUSTEES                             Daniel S. McNamara
                                     Robert L. Mason, Ph.D.
                                     Barbara B. Ostdiek, Ph.D.
                                     Michael F. Reimherr
                                     Paul L. McNamara
--------------------------------------------------------------------------------
ADMINISTRATOR AND                    USAA Asset Management Company
INVESTMENT ADVISER                   P.O. Box 659453
                                     San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
UNDERWRITER AND                      USAA Investment Management Company
DISTRIBUTOR                          P.O. Box 659453
                                     San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
TRANSFER AGENT                       USAA Shareholder Account Services
                                     9800 Fredericksburg Road
                                     San Antonio, Texas 78288
--------------------------------------------------------------------------------
CUSTODIAN AND                        State Street Bank and Trust Company
ACCOUNTING AGENT                     P.O. Box 1713
                                     Boston, Massachusetts 02105
--------------------------------------------------------------------------------
INDEPENDENT                          Ernst & Young LLP
REGISTERED PUBLIC                    100 West Houston St., Suite 1800
ACCOUNTING FIRM                      San Antonio, Texas 78205
--------------------------------------------------------------------------------
MUTUAL FUND                          Under "My Accounts" on
SELF-SERVICE 24/7                    usaa.com select "Investments,"
AT USAA.COM                          then "Mutual Funds"

OR CALL                              Under "Investments" view
(800) 531-USAA                       account balances, or click
        (8722)                       "I want to...," and select
                                     the desired action.
--------------------------------------------------------------------------------

Copies of the Manager's proxy voting policies and procedures, approved by the Trust's Board of Trustees for use in voting proxies on behalf of the Fund, are available without charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) on the SEC's website at HTTP://WWW.SEC.GOV. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge (i) at USAA.COM; and
(ii) on the SEC's website at HTTP://WWW.SEC.GOV.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These Forms N-Q are available at no charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) on the SEC's website at HTTP://WWW.SEC.GOV. These Forms N-Q also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) 732-0330.

================================================================================

       USAA
       9800 Fredericksburg Road                                 --------------
       San Antonio, TX 78288                                       PRSRT STD
                                                                 U.S. Postage
                                                                     PAID
                                                                     USAA
                                                                --------------
>> SAVE PAPER AND FUND COSTS
   Under MY PROFILE on USAA.COM select MANAGE PREFERENCES
   Set your DOCUMENT PREFERENCES to USAA DOCUMENTS ONLINE.

   [LOGO OF USAA]
        USAA        WE KNOW WHAT IT MEANS TO SERVE.(R)

   =============================================================================
   40053-0313                                (C)2013, USAA. All rights reserved.



ITEM 2.  CODE OF ETHICS.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.


ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 11.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR/S was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation. The only change to the procedures was to document the annual disclosure controls and procedures established for the new section of the shareholder reports detailing the factors considered by the Funds' Board in approving the Funds' advisory agreements.



ITEM 12.  EXHIBITS.

(a)(1). NOT APPLICABLE.  This item must be disclosed only in annual reports.

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.




















SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST, Period Ended January 31, 2013

By:*     /S/ ADYM W. RYGMYR
         -----------------------------------------------------------
         Signature and Title:  ADYM W. RYGMYR, Secretary

Date:     03-26-2013
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:*     /S/ DANIEL S. MCNAMARA
         -----------------------------------------------------
         Signature and Title:  Daniel S. McNamara, President

Date:     03-27-2013
         ------------------------------


By:*     /S/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:     03-27-2013
         ------------------------------


*Print the name and title of each signing officer under his or her signature.